NOTES PAYABLE TO AND ADVANCES FROM OFFICERS AND DIRECTORS (Tables) (USD $)	3 Months Ended	12 Months Ended
	Mar. 31, 2018	Dec. 31, 2017
Notes Payable To And Advances From Officers And Directors Tables Usd
Notes payable to and advance from officers and directors

Notes payable to and advance from officers and directors consisted of the following:

	March 31,	December 31,
	2018	2017
Note payable to Earnie Blackmon, an officer and director	$332,760	$246,458
Note payable to Tony Verzura, an officer and director	15,844	14,889
	$348,604	$261,347

Notes payable to and advance from officers and directors consisted of the following, at December 31, 2017 and 2016:

	December 31,
	2017	2016
Note payable to Earnie Blackmon, an officer and director	$246,458	$28,750
Note payable to Tony Verzura, an officer and director	14,889	28,750
	$261,347	$57,500